Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies
Summary of significant accounting policies	Note 2 – Summary of significant accounting policies

The accounting and financial reporting policies of Popular, Inc. and its subsidiaries (the “Corporation”) conform with accounting principles generally accepted in the United States of America and with prevailing practices within the financial services industry.

The following is a description of the most significant of these policies:

Principles of consolidation

The consolidated financial statements include the accounts of Popular, Inc. and its subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. In accordance with the consolidation guidance for variable interest entities, the Corporation would also consolidate any variable interest entities (“VIEs”) for which it has a controlling financial interest; and therefore, it is the primary beneficiary. Assets held in a fiduciary capacity are not assets of the Corporation and, accordingly, are not included in the Consolidated Statements of Financial Condition.

Unconsolidated investments, in which there is at least 20% ownership and / or the Corporation exercises significant influence, are generally accounted for by the equity method with earnings recorded in other operating income. Limited partnerships are also accounted for by the equity method unless the investor’s interest is so “minor” that the limited partner may have virtually no influence over partnership operating and financial policies. These investments are included in other assets and the Corporation’s proportionate share of income or loss is included in other operating income.

Statutory business trusts that are wholly-owned by the Corporation and are issuers of trust preferred securities are not consolidated in the Corporation’s Consolidated Financial Statements.

Business combinations

Business combinations are accounted for under the acquisition method. Under this method, assets acquired, liabilities assumed and any noncontrolling interest in the acquiree at the acquisition date are measured at their fair values as of the acquisition date. The acquisition date is the date the acquirer obtains control. Transaction costs are expensed as incurred. Contingent consideration classified as an asset or a liability is remeasured to fair value at each reporting date until the contingency is resolved. The changes in fair value of the contingent consideration are recognized in earnings unless the arrangement is a hedging instrument for which changes are initially recognized in other comprehensive income.

On October 15, 2021, Popular Equipment Finance, LLC (“PEF”), a newly formed wholly-owned subsidiary of Popular Bank (“PB”), completed the acquisition of certain assets and the assumption of certain liabilities of K2 Capital Group LLC’s (“K2”) equipment leasing and financing business based in Minnesota (the “Acquired Business”). The Corporation determined that this acquisition constituted a business combination as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805 “Business Combinations”. Refer to Note 4, Business combination, for further details on the K2 Transaction.

Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair value measurements

The Corporation determines the fair values of its financial instruments based on the fair value framework established in the guidance for Fair Value Measurements in ASC Subtopic 820-10, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The standard describes three levels of inputs that may be used to measure fair value which are (1) quoted market prices for identical assets or liabilities in active markets, (2) observable market-based inputs or unobservable inputs that are corroborated by market data, and (3) unobservable inputs that are not corroborated by market data. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.

The guidance in ASC Subtopic 820-10 also addresses measuring fair value in situations where markets are inactive and transactions are not orderly. Transactions or quoted prices for assets and liabilities may not be determinative of fair value when transactions are not orderly, and thus, may require adjustments to estimate fair value. Price quotes based on transactions that are not orderly should be given little, if any, weight in measuring fair value. Price quotes based on transactions that are orderly shall be considered in determining fair value, and the weight given is based on facts and circumstances. If sufficient information is not available to determine if price quotes are based on orderly transactions, less weight should be given to the price quote relative to other transactions that are known to be orderly.

Investment securities

Investment securities are classified in four categories and accounted for as follows:

• Debt securities that the Corporation has the intent and ability to hold to maturity are classified as debt securities held-to-maturity and reported at amortized cost. An ACL is established for the expected credit losses over the remaining term of debt securities held-to-maturity. The Corporation has established a methodology to estimate credit losses which considers qualitative factors, including internal credit ratings and the underlying source of repayment in determining the amount of expected credit losses. Debt securities held-to-maturity are written-off through the ACL when a portion or the entire amount is deemed uncollectible, based on the information considered to develop expected credit losses through the life of the asset. The ACL is estimated by leveraging the expected loss framework for mortgages in the case of securities collateralized by 2nd lien loans and the commercial C&I models for municipal bonds. As part of this framework, internal factors are stressed, as a qualitative adjustment, to reflect current conditions that are not necessarily captured within the historical loss experience. The modeling framework includes a 2-year reasonable and supportable period gradually reverting, over a 1-year horizon, to historical information at the model input level. The Corporation may not sell or transfer held-to-maturity securities without calling into question its intent to hold other debt securities to maturity, unless a nonrecurring or unusual event that could not have been reasonably anticipated has occurred.

• Debt securities classified as trading securities are reported at fair value, with unrealized and realized gains and losses included in non-interest income.

• Debt securities classified as available-for-sale are reported at fair value. Declines in fair value below the securities’ amortized cost which are not related to estimated credit losses are recorded through other comprehensive income or loss, net of taxes. If the Corporation intends to sell or believes it is more likely than not that it will be required to sell the debt security, it is written down to fair value through earnings. Credit losses relating to available-for-sale debt securities are recorded through an ACL, which are limited to the difference between the amortized cost and the fair value of the asset. The ACL is established for the expected credit losses over the remaining term of debt security. The Corporation’s portfolio of available-for-sale securities is comprised mainly of U.S. Treasury notes and obligations from the U.S. Government. These securities have an explicit or implicit guarantee from the U.S. government, are highly rated by major rating agencies, and have a long history of no credit losses. Accordingly, the Corporation applies a zero-credit loss assumption and no ACL for these securities has been established. The Corporation monitors its securities portfolio composition and credit performance on a quarterly basis to determine if any allowance is considered necessary. Debt securities available-for-sale are written-off when a portion or the entire amount is deemed uncollectible, based on the information considered to develop expected credit losses through the life of the asset. The specific identification method is used to determine realized gains and losses on debt securities available-for-sale, which are included in net (loss) gain on sale of debt securities in the Consolidated Statements of Operations.

• Equity securities that have readily available fair values are reported at fair value. Equity securities that do not have readily available fair values are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Stock that is owned by the Corporation to comply with regulatory requirements, such as Federal Reserve Bank and Federal Home Loan Bank (“FHLB”) stock, is included in this category, and their realizable value equals their cost. Unrealized and realized gains and losses and any impairment on equity securities are included in net gain (loss), including impairment on equity securities in the Consolidated Statements of Operations. Dividend income from investments in equity securities is included in interest income.

The amortization of premiums is deducted and the accretion of discounts is added to net interest income based on the interest method over the outstanding period of the related securities. Purchases and sales of securities are recognized on a trade date basis.

Derivative financial instruments

All derivatives are recognized on the Statements of Financial Condition at fair value. The Corporation’s policy is not to offset the fair value amounts recognized for multiple derivative instruments executed with the same counterparty under a master netting arrangement nor to offset the fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) arising from the same master netting arrangement as the derivative instruments.

For a cash flow hedge, changes in the fair value of the derivative instrument are recorded net of taxes in accumulated other comprehensive income/(loss) and subsequently reclassified to net income (loss) in the same period(s) that the hedged transaction impacts earnings. For free-standing derivative instruments, changes in fair values are reported in current period earnings.

Prior to entering a hedge transaction, the Corporation formally documents the relationship between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivative instruments to specific assets and liabilities on the Statements of Financial Condition or to specific forecasted transactions or firm commitments along with a formal assessment, at both inception of the hedge and on an ongoing basis, as to the effectiveness of the derivative instrument in offsetting changes in fair values or cash flows of the hedged item. Hedge accounting is discontinued when the derivative instrument is not highly effective as a hedge, a derivative expires, is sold, terminated, when it is unlikely that a forecasted transaction will occur or when it is determined that it is no longer appropriate. When hedge accounting is discontinued the derivative continues to be carried at fair value with changes in fair value included in earnings.

For non-exchange traded contracts, fair value is based on dealer quotes, pricing models, discounted cash flow methodologies or similar techniques for which the determination of fair value may require significant management judgment or estimation.

The fair value of derivative instruments considers the risk of non-performance by the counterparty or the Corporation, as applicable.

The Corporation obtains or pledges collateral in connection with its derivative activities when applicable under the agreement .

Loans

Loans are classified as loans held-in-portfolio when management has the intent and ability to hold the loan for the foreseeable future, or until maturity or payoff. The foreseeable future is a management judgment which is determined based upon the type of loan, business strategies, current market conditions, balance sheet management and liquidity needs. Management’s view of the foreseeable future may change based on changes in these conditions. When a decision is made to sell or securitize a loan that was not originated or initially acquired with the intent to sell or securitize, the loan is reclassified from held-in-portfolio into held-for-sale. Due to changing market conditions or other strategic initiatives, management’s intent with respect to the disposition of the loan may change, and accordingly, loans previously classified as held-for-sale may be reclassified into held-in-portfolio. Loans transferred between loans held-for-sale and held-in-portfolio classifications are recorded at the lower of cost or fair value at the date of transfer.

Purchased loans with no evidence of credit deterioration since origination are recorded at fair value upon acquisition. Credit discounts are included in the determination of fair value.

Loans held-for-sale are stated at the lower of cost or fair value, cost being determined based on the outstanding loan balance less unearned income, and fair value determined, generally in the aggregate. Fair value is measured based on current market prices for similar loans, outstanding investor commitments, prices of recent sales or discounted cash flow analyses which utilize inputs and assumptions which are believed to be consistent with market participants’ views. The cost basis also includes consideration of deferred origination fees and costs, which are recognized in earnings at the time of sale. Upon reclassification to held-for-sale, credit related fair value adjustments are recorded as a reduction in the ACL. To the extent that the loan's reduction in value has not already been provided for in the ACL, an additional provision for credit losses is recorded. Subsequent to reclassification to held-for-sale, the amount, by which cost exceeds fair value, if any, is accounted for as a valuation allowance with changes therein included in the determination of net income (loss) for the period in which the change occurs.

Loans held-in-portfolio are reported at their outstanding principal balances net of any unearned income, charge-offs, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans. Fees collected and costs incurred in the origination of new loans are deferred and amortized using the interest method or a method which approximates the interest method over the term of the loan as an adjustment to interest yield.

The past due status of a loan is determined in accordance with its contractual repayment terms. Furthermore, loans are reported as past due when either interest or principal remains unpaid for 30 days or more in accordance with its contractual repayment terms.

Non-accrual loans are those loans on which the accrual of interest is discontinued. When a loan is placed on non-accrual status, all previously accrued and unpaid interest is charged against interest income and the loan is accounted for either on a cash-basis method or on the cost-recovery method. Loans designated as non-accruing are returned to accrual status when the Corporation expects repayment of the remaining contractual principal and interest.

Recognition of interest income on commercial and construction loans is discontinued when the loans are 90 days or more in arrears on payments of principal or interest or when other factors indicate that the collection of principal and interest is doubtful. The portion of a secured loan deemed uncollectible is charged-off no later than 365 days past due. However, in the case of a collateral dependent loan, the excess of the recorded investment over the fair value of the collateral (portion deemed uncollectible) is generally promptly charged-off, but in any event, not later than the quarter following the quarter in which such excess was first recognized. Commercial unsecured loans are charged-off no later than 180 days past due. Recognition of interest income on mortgage loans is generally discontinued when loans are 90 days or more in arrears on payments of principal or interest. The portion of a mortgage loan deemed uncollectible is charged-off when the loan is 180 days past due. The Corporation discontinues the recognition of interest on residential mortgage loans insured by the Federal Housing Administration (“FHA”) or guaranteed by the U.S. Department of Veterans Affairs (“VA”) when 15-months delinquent as to principal or interest. The principal repayment on these loans is insured. Recognition of interest income on closed-end consumer loans and home equity lines of credit is discontinued when the loans are 90 days or more in arrears on payments of principal or interest. Income is generally recognized on open-end consumer loans, except for home equity lines of credit, until the loans are charged-off. Recognition of interest income for lease financing is ceased when loans are 90 days or more in arrears. Closed-end consumer loans and leases are charged-off when they are 120 days in arrears. Open-end (revolving credit) consumer loans are charged-off when 180 days in arrears. Commercial and consumer overdrafts are generally charged-off no later than 60 days past their due date.

A loan classified as a troubled debt restructuring (“TDR”) is typically in non-accrual status at the time of the modification. The TDR loan continues in non-accrual status until the borrower has demonstrated a willingness and ability to make the restructured loan payments (at least six months of sustained performance after the modification (or one year for loans providing for quarterly or semi-annual payments)) and management has concluded that it is probable that the borrower would not be in payment default in the foreseeable future.

Lease financing

The Corporation leases passenger and commercial vehicles and equipment to individual and corporate customers. The finance method of accounting is used to recognize revenue on lease contracts that meet the criteria specified in the guidance for leases in ASC Topic 842. Aggregate rentals due over the term of the leases less unearned income are included in finance lease contracts receivable. Unearned income is amortized using a method which results in approximate level rates of return on the principal amounts outstanding. Finance lease origination fees and costs are deferred and amortized over the average life of the lease as an adjustment to the interest yield.

Revenue for other leases is recognized as it becomes due under the terms of the agreement.

Loans acquired with deteriorated credit quality

Purchased credit deteriorated (“PCD”) loans are defined as those with evidence of a more-than-insignificant deterioration in credit quality since origination. PCD loans are initially recorded at its purchase price plus an estimated allowance for credit losses (“ACL”). Upon the acquisition of a PCD loan, the Corporation makes an estimate of the expected credit losses over the remaining contractual term of each individual loan. The estimated credit losses over the life of the loan are recorded as an ACL with a corresponding addition to the loan purchase price. The amount of the purchased premium or discount which is not related to credit risk is amortized over the life of the loan through net interest income using the effective interest method or a method that approximates the effective interest method. Changes in expected credit losses are recorded as an increase or decrease to the ACL with a corresponding charge (reverse) to the provision for credit losses in the Consolidated Statement of Operations. Upon transition to the individual loan measurement, these loans follow the same nonaccrual policies as non-PCD loans and are therefore no longer excluded from non-performing status. Modifications of PCD loans that meet the definition of a TDR subsequent to the adoption of ASC Topic 326 are accounted and reported as such following the same processes as non-PCD loans.

Refer to Note 8 to the Consolidated Financial Statements for additional information with respect to loans acquired with deteriorated credit quality.

Accrued interest receivable

The amortized basis for loans and investments in debt securities is presented exclusive of accrued interest receivable. The Corporation has elected not to establish an ACL for accrued interest receivable for loans and investments in debt securities, given the Corporation’s non-accrual policies, in which accrual of interest is discontinued and reversed based on the asset’s delinquency status.

Allowance for credit losses – loans portfolio

The Corporation establishes an ACL for its loan portfolio based on its estimate of credit losses over the remaining contractual term of the loans, adjusted for expected prepayments. An ACL is recognized for all loans including originated and purchased loans, since inception, with a corresponding charge to the provision for credit losses, except for PCD loans for which the ACL at acquisition is recorded as an addition to the purchase price with subsequent changes recorded in earnings. Loan losses are charged and recoveries are credited to the ACL.

The Corporation follows a methodology to estimate the ACL which includes a reasonable and supportable forecast period for estimating credit losses, considering quantitative and qualitative factors as well as the economic outlook. As part of this methodology, management evaluates various macroeconomic scenarios provided by third parties. At December 31, 2021, management applied probability weights to the outcome of the selected scenarios. This evaluation includes benchmarking procedures as well as careful analysis of the underlying assumptions used to build the scenarios. The application of probability weights include baseline, optimistic and pessimistic scenarios. The weights applied are subject to evaluation on a quarterly basis as part of the ACL’s governance process. The Corporation considers additional macroeconomic scenarios as part of its qualitative adjustment framework.

The macroeconomic variables chosen to estimate credit losses were selected by combining quantitative procedures with expert judgment. These variables were determined to be the best predictors of expected credit losses within the Corporation’s loan portfolios and include drivers such as unemployment rate, different measures of employment levels, house prices, gross domestic product and measures of disposable income, amongst others. The loss estimation framework includes a reasonable and supportable period of 2 years for PR portfolios, gradually reverting, over a 1-year horizon, to historical macroeconomic variables at the model input level. For the US portfolio the reasonable and supportable period considers the contractual life of the asset, impacted by prepayments, except for the US CRE portfolio. The US CRE portfolio utilizes a 2-year reasonable and supportable period gradually reverting, over a 1-year horizon, to historical information at the output level.

The Corporation developed loan level quantitative models distributed by geography and loan type. This segmentation was determined by evaluating their risk characteristics, which include default patterns, source of repayment, type of collateral, and lending channels, amongst others. The modeling framework includes competing risk models to generate lifetime defaults and prepayments, and other loan level modeling techniques to estimate loss severity. Recoveries on future losses are contemplated as part of the loss severity modeling. These parameters are estimated by combining internal risk factors with macroeconomic expectations. In order to generate the expected credit losses, the output of these models is combined with loan level repayment information. The internal risk factors contemplated within the models may include borrowers’ credit scores, loan-to-value, delinquency status, risk ratings, interest rate, loan term, loan age and type of collateral, amongst others.

The ACL also includes a qualitative framework that addresses two main components: losses that are expected but not captured within the quantitative modeling framework, and model imprecision. In order to identify potential losses that are not captured through the models, management evaluates model limitations as well as the different risks covered by the variables used in each quantitative model. The Corporation considers additional macroeconomic scenarios to address these risks. This assessment takes into consideration factors listed as part of ASC 326-20-55-4. To complement the analysis, management also evaluates whether there are sectors that have low levels of historical defaults, but current conditions show the potential for future losses. This type of qualitative adjustment is more prevalent in the commercial portfolios. The model imprecision component of the qualitative adjustments is determined after evaluating model performance for these portfolios through different time periods. This type of qualitative adjustment mainly impacts consumer portfolios.

The Corporation has designated as collateral dependent loans secured by collateral when foreclosure is probable or when foreclosure is not probable but the practical expedient is used. The practical expedient is used when repayment is expected to be provided substantially by the sale or operation of the collateral and the borrower is experiencing financial difficulty. The ACL of collateral dependent loans is measured based on the fair value of the collateral less costs to sell. The fair value of the collateral is based on appraisals, which may be adjusted due to their age, and the type, location, and condition of the property or area or general market conditions to reflect the expected change in value between the effective date of the appraisal and the measurement date.

In the case of troubled debt restructurings (“TDRs”), the established framework captures the impact of concessions through discounting modified contractual cash flows, both principal and interest, at the loan’s original effective rate. The impact of these concessions is combined with the expected credit losses generated by the quantitative loss models in order to arrive at the ACL. As a result, the ACL related to TDRs is impacted by the expected macroeconomic conditions.

The Credit Cards portfolio, due to its revolving nature, does not have a specified maturity date. To estimate the average remaining term of this segment, management evaluated the portfolios payment behavior based on internal historical data. These payment behaviors were further classified into sub-categories that accounted for delinquency history and differences between transactors, revolvers and customers that have exhibited mixed transactor/revolver behavior. Transactors are defined as active accounts without any finance charge in the last 6 months. The paydown curves generated for each sub-category are applied to the outstanding exposure at the measurement date using the first-in first-out (FIFO) methodology. These amortization patterns are combined with loan level default and loss severity modeling to arrive at the ACL.

Troubled debt restructurings

A restructuring constitutes a TDR when the Corporation separately concludes that both of the following conditions exist: 1) the restructuring constitute a concession and 2) the debtor is experiencing financial difficulties. The concessions stem from an agreement between the Corporation and the debtor or are imposed by law or a court. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection. A concession has been granted when, as a result of the restructuring, the Corporation does not expect to collect all amounts due, including interest accrued at the original contract rate. If the payment of principal is dependent on the value of collateral, the current value of the collateral is taken into consideration in determining the amount of principal to be collected; therefore, all factors that changed are considered to determine if a concession was granted, including the change in the fair value of the underlying collateral that may be used to repay the loan. Classification of loan modifications as TDRs involves a degree of judgment. Indicators that the debtor is experiencing financial difficulties which are considered include: (i) the borrower is currently in default on any of its debt or it is probable that the borrower would be in payment default on any of its debt in the foreseeable future without the modification; (ii) the borrower has declared or is in the process of declaring bankruptcy; (iii) there is significant doubt as to whether the borrower will continue to be a going concern; (iv) the borrower has securities that have been delisted, are in the process of being delisted, or are under threat of being delisted from an exchange; (v) based on estimates and projections that only encompass the borrower’s current business capabilities, it is forecasted that the entity-specific cash flows will be insufficient to service the debt (both interest and principal) in accordance with the contractual terms of the existing agreement through maturity; and (vi) absent the current modification, the borrower cannot obtain funds from sources other than the existing creditors at an effective interest rate equal to the current market interest rate for similar debt for a non-troubled debtor. The identification of TDRs is critical in the determination of the adequacy of the ACL.

A loan may be restructured in a troubled debt restructuring into two (or more) loan agreements, for example, Note A and Note B. Note A represents the portion of the original loan principal amount that is expected to be fully collected along with contractual interest. Note B represents the portion of the original loan that may be considered uncollectible and charged-off, but the obligation is not forgiven to the borrower. Note A may be returned to accrual status provided all of the conditions for a TDR to be returned to accrual status are met. The modified loans are considered TDRs.

Refer to Note 9 to the Consolidated Financial Statements for additional qualitative information on TDRs and the Corporation’s determination of the ACL.

Reserve for unfunded commitments

The Corporation establishes a reserve for unfunded commitments, based on the estimated losses over the remaining term of the facility. An allowance is not established for commitments that are unconditionally cancellable by the Corporation. Accordingly, no reserve is established for unfunded commitments related to its credit cards portfolio. Reserve for the unfunded portion of credit commitments is presented within other liabilities in the Consolidated Statements of Financial Condition. Net adjustments to the reserve for unfunded commitments are reflected in the Consolidated Statements of Operations as provision for credit losses for the years ended December 31, 2021 and 2020.

Transfers and servicing of financial assets

The transfer of an entire financial asset, a group of entire financial assets, or a participating interest in an entire financial asset in which the Corporation surrenders control over the assets is accounted for as a sale if all of the following conditions set forth in ASC Topic 860 are met: (1) the assets must be isolated from creditors of the transferor, (2) the transferee must obtain the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the transferor cannot maintain effective control over the transferred assets through an agreement to repurchase them before their maturity. When the Corporation transfers financial assets and the transfer fails any one of these criteria, the Corporation is prevented from derecognizing the transferred financial assets and the transaction is accounted for as a secured borrowing. For federal and Puerto Rico income tax purposes, the Corporation treats the transfers of loans which do not qualify as “true sales” under the applicable accounting guidance, as sales, recognizing a deferred tax asset or liability on the transaction.

For transfers of financial assets that satisfy the conditions to be accounted for as sales, the Corporation derecognizes all assets sold; recognizes all assets obtained and liabilities incurred in consideration as proceeds of the sale, including servicing assets and servicing liabilities, if applicable; initially measures at fair value assets obtained and liabilities incurred in a sale; and recognizes in earnings any gain or loss on the sale.

The guidance on transfer of financial assets requires a true sale analysis of the treatment of the transfer under state law as if the Corporation was a debtor under the bankruptcy code. A true sale legal analysis includes several legally relevant factors, such as the nature and level of recourse to the transferor, and the nature of retained interests in the loans sold. The analytical conclusion as to a true sale is never absolute and unconditional, but contains qualifications based on the inherent equitable powers of a bankruptcy court, as well as the unsettled state of the common law. Once the legal isolation test has been met, other factors concerning the nature and extent of the transferor’s control over the transferred assets are taken into account in order to determine whether derecognition of assets is warranted.

The Corporation sells mortgage loans to the Government National Mortgage Association (“GNMA”) in the normal course of business and retains the servicing rights. The GNMA programs under which the loans are sold allow the Corporation to repurchase individual delinquent loans that meet certain criteria. At the Corporation’s option, and without GNMA’s prior authorization, the Corporation may repurchase the delinquent loan for an amount equal to 100% of the remaining principal balance of the loan. Once the Corporation has the unconditional ability to repurchase the delinquent loan, the Corporation is deemed to have regained effective control over the loan and recognizes the loan on its balance sheet as well as an offsetting liability, regardless of the Corporation’s intent to repurchase the loan.

Servicing assets

The Corporation periodically sells or securitizes loans while retaining the obligation to perform the servicing of such loans. In addition, the Corporation may purchase or assume the right to service loans originated by others. Whenever the Corporation undertakes an obligation to service a loan, management assesses whether a servicing asset or liability should be recognized. A servicing asset is recognized whenever the compensation for servicing is expected to more than adequately compensate the servicer for performing the servicing. Likewise, a servicing liability would be recognized in the event that servicing fees to be received are not expected to adequately compensate the Corporation for its expected cost. Mortgage servicing assets recorded at fair value are separately presented on the Consolidated Statements of Financial Condition.

All separately recognized servicing assets are initially recognized at fair value. For subsequent measurement of servicing rights, the Corporation has elected the fair value method for mortgage loans servicing rights (“MSRs”). Under the fair value measurement method, MSRs are recorded at fair value each reporting period, and changes in fair value are reported in mortgage banking activities in the Consolidated Statement of Operations. Contractual servicing fees including ancillary income and late fees, as well as fair value adjustments, are reported in mortgage banking activities in the Consolidated Statement of Operations. Loan servicing fees, which are based on a percentage of the principal balances of the loans serviced, are credited to income as loan payments are collected.

The fair value of servicing rights is estimated by using a cash flow valuation model which calculates the present value of estimated future net servicing cash flows, taking into consideration actual and expected loan prepayment rates, discount rates, servicing costs, and other economic factors, which are determined based on current market conditions.

Premises and equipment

Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed on a straight-line basis over the estimated useful life of each type of asset. Amortization of leasehold improvements is computed over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. Costs of maintenance and repairs which do not improve or extend the life of the respective assets are expensed as incurred. Costs of renewals and betterments are capitalized. When assets are disposed of, their cost and related accumulated depreciation are removed from the accounts and any gain or loss is reflected in earnings as realized or incurred, respectively.

The Corporation capitalizes interest cost incurred in the construction of significant real estate projects, which consist primarily of facilities for its own use or intended for lease. The amount of interest cost capitalized is to be an allocation of the interest cost incurred during the period required to substantially complete the asset. The interest rate for capitalization purposes is to be based on a weighted average rate on the Corporation’s outstanding borrowings, unless there is a specific new borrowing associated with the asset. Interest cost capitalized for the years ended December 31, 2021, 2020 and 2019 was not significant.

The Corporation recognizes right-of-use assets (“ROU assets”) and lease liabilities relating to operating and finance lease arrangements in its Consolidated Statements of Financial Condition within other assets and other liabilities, respectively. For finance leases, interest is recognized on the lease liability separately from the amortization of the ROU asset, whereas for operating leases a single lease cost is recognized so that the cost of the lease is allocated over the lease term on a straight-line basis. Impairments on ROU assets are evaluated under the guidance for impairment or disposal of long-lived assets. The Corporation recognizes gains on sale and leaseback transactions in earnings when the transfer constitutes a sale, and the transaction was at fair value. Refer to Note 33 to the Consolidated Financial Statements for additional information on operating and finance lease arrangements.

Impairment of long-lived assets

The Corporation evaluates for impairment its long-lived assets to be held and used, and long-lived assets to be disposed of, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable and records a write down for the difference between the carrying amount and the fair value less costs to sell.

Other real estate

Other real estate, received in satisfaction of a loan, is recorded at fair value less estimated costs of disposal. The difference between the carrying amount of the loan and the fair value less cost to sell is recorded as an adjustment to the ACL. Subsequent to foreclosure, any losses in the carrying value arising from periodic re-evaluations of the properties, and any gains or losses on the sale of these properties are credited or charged to expense in the period incurred and are included as OREO expenses. The cost of maintaining and operating such properties is expensed as incurred.

Updated appraisals are obtained to adjust the value of the other real estate assets. The frequency depends on the loan type and total credit exposure. The appraisal for a commercial or construction other real estate property with a book value equal to or greater than $1 million is updated annually and if lower than $1 million it is updated every two years. For residential mortgage properties, the Corporation requests appraisals annually.

Appraisals may be adjusted due to age, collateral inspections, property profiles, or general market conditions. The adjustments applied are based upon internal information such as other appraisals for the type of properties and/or loss severity information that can provide historical trends in the real estate market and may change from time to time based on market conditions.

Goodwill and other intangible assets

Goodwill is recognized when the purchase price is higher than the fair value of net assets acquired in business combinations under the purchase method of accounting. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances indicate possible impairment. If the carrying amount of any of the reporting units exceeds its fair value, the Corporation would be required to record an impairment charge for the difference up to the amount of the goodwill. In determining the fair value of each reporting unit, the Corporation generally uses a combination of methods, including market price multiples of comparable companies and transactions, as well as discounted cash flow analysis. Goodwill impairment losses are recorded as part of operating expenses in the Consolidated Statements of Operations.

Other intangible assets deemed to have an indefinite life are not amortized but are tested for impairment using a one-step process which compares the fair value with the carrying amount of the asset. In determining that an intangible asset has an indefinite life, the Corporation considers expected cash inflows and legal, regulatory, contractual, competitive, economic and other factors, which could limit the intangible asset’s useful life.

Other identifiable intangible assets with a finite useful life, mainly core deposits, are amortized using various methods over the periods benefited, which range from 5 to 10 years. These intangibles are evaluated periodically for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Impairments on intangible assets with a finite useful life are evaluated under the guidance for impairment or disposal of long-lived assets.

Assets sold / purchased under agreements to repurchase / resell

Repurchase and resell agreements are treated as collateralized financing transactions and are carried at the amounts at which the assets will be subsequently reacquired or resold as specified in the respective agreements.

It is the Corporation’s policy to take possession of securities purchased under agreements to resell. However, the counterparties to such agreements maintain effective control over such securities, and accordingly those securities are not reflected in the Corporation’s Consolidated Statements of Financial Condition. The Corporation monitors the fair value of the underlying securities as compared to the related receivable, including accrued interest.

It is the Corporation’s policy to maintain effective control over assets sold under agreements to repurchase; accordingly, such securities continue to be carried on the Consolidated Statements of Financial Condition.

The Corporation may require counterparties to deposit additional collateral or return collateral pledged, when appropriate.

Software

Capitalized software is stated at cost, less accumulated amortization. Capitalized software includes purchased software and capitalizable application development costs associated with internally-developed software. Amortization, computed on a straight-line method, is charged to operations over the estimated useful life of the software. Capitalized software is included in “Other assets” in the Consolidated Statement of Financial Condition.

Guarantees, including indirect guarantees of indebtedness to others

The estimated losses to be absorbed under the credit recourse arrangements are recorded as a liability when the loans are sold and are updated by accruing or reversing expense (categorized in the line item “Adjustments (expense) to indemnity reserves on loans sold” in the Consolidated Statements of Operations) throughout the life of the loan, as necessary, when additional relevant information becomes available. The recourse liability is estimated using loan level statistical techniques. Internal factors that are evaluated include customer credit scores, refreshed loan-to-values, loan age, and outstanding balance, amongst others. The methodology leverages the expected loss framework for mortgage loans and includes macroeconomic expectations based on a 2-year reasonable and supportable period, gradually reverting over a 1-year horizon to historical macroeconomic variables at the input level. Estimated future defaults, prepayments and loss severity are combined with loan level repayment information in order to estimate lifetime expected losses for this portfolio. The reserve for the estimated losses under the credit recourse arrangements is presented separately within other liabilities in the Consolidated Statements of Financial Condition. Refer to Note 23 to the Consolidated Financial Statements for further disclosures on guarantees.

Treasury stock

Treasury stock is recorded at cost and is carried as a reduction of stockholders’ equity in the Consolidated Statements of Financial Condition. At the date of retirement or subsequent reissue, the treasury stock account is reduced by the cost of such stock. At retirement, the excess of the cost of the treasury stock over its par value is recorded entirely to surplus. At reissuance, the difference between the consideration received upon issuance and the specific cost is charged or credited to surplus.

Revenues from contract with customers

Refer to Note 32 for a detailed description of the Corporation’s policies on the recognition and presentation of revenues from contract with customers.

Foreign exchange

Assets and liabilities denominated in foreign currencies are translated to U.S. dollars using prevailing rates of exchange at the end of the period. Revenues, expenses, gains and losses are translated using weighted average rates for the period. The resulting foreign currency translation adjustment from operations for which the functional currency is other than the U.S. dollar is reported in accumulated other comprehensive loss, except for highly inflationary environments in which the effects are included in other operating expenses.

The Corporation holds interests in Centro Financiero BHD León, S.A. (“BHD León”) in the Dominican Republic. The business of BHD León is mainly conducted in their country’s foreign currency. The resulting foreign currency translation adjustment from these operations is reported in accumulated other comprehensive loss.

Refer to the disclosure of accumulated other comprehensive loss included in Note 22.

Income taxes

The Corporation recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Corporation’s financial statements or tax returns. Deferred income tax assets and liabilities are determined for differences between financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future. The computation is based on enacted tax laws and rates applicable to periods in which the temporary differences are expected to be recovered or settled.

The guidance for income taxes requires a reduction of the carrying amounts of deferred tax assets by a valuation allowance if, based on the available evidence, it is more likely than not (defined as a likelihood of more than 50 percent) that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed periodically by the Corporation based on the more likely than not realization threshold criterion. In the assessment for a valuation allowance, appropriate consideration is given to all positive and negative evidence related to the realization of the deferred tax assets. This assessment considers, among others, all sources of taxable income available to realize the deferred tax asset, including the future reversal of existing temporary differences, the future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years and tax-planning strategies. In making such assessments, significant weight is given to evidence that can be objectively verified.

The valuation of deferred tax assets requires judgment in assessing the likely future tax consequences of events that have been recognized in the Corporation’s financial statements or tax returns and future profitability. The Corporation’s accounting for deferred tax consequences represents management’s best estimate of those future events.

Positions taken in the Corporation’s tax returns may be subject to challenge by the taxing authorities upon examination. Uncertain tax positions are initially recognized in the financial statements when it is more likely than not (greater than 50%) that the position will be sustained upon examination by the tax authorities, assuming full knowledge of the position and all relevant facts. The amount of unrecognized tax benefit may increase or decrease in the future for various reasons including adding amounts for current tax year positions, expiration of open income tax returns due to the statute of limitations, changes in management’s judgment about the level of uncertainty, including addition or elimination of uncertain tax positions, status of examinations, litigation, settlements with tax authorities and legislative activity.

The Corporation accounts for the taxes collected from customers and remitted to governmental authorities on a net basis (excluded from revenues).

Income tax expense or benefit for the year is allocated among continuing operations, discontinued operations, and other comprehensive income, as applicable. The amount allocated to continuing operations is the tax effect of the pre-tax income or loss from continuing operations that occurred during the year, plus or minus income tax effects of (a) changes in circumstances that cause a change in judgment about the realization of deferred tax assets in future years, (b) changes in tax laws or rates, (c) changes in tax status, and (d) tax-deductible dividends paid to shareholders, subject to certain exceptions.

Employees’ retirement and other postretirement benefit plans

Pension costs are computed on the basis of accepted actuarial methods and are charged to current operations. Net pension costs are based on various actuarial assumptions regarding future experience under the plan, which include costs for services rendered during the period, interest costs and return on plan assets, as well as deferral and amortization of certain items such as actuarial gains or losses.

The funding policy is to contribute to the plan, as necessary, to provide for services to date and for those expected to be earned in the future. To the extent that these requirements are fully covered by assets in the plan, a contribution may not be made in a particular year.

The cost of postretirement benefits, which is determined based on actuarial assumptions and estimates of the costs of providing these benefits in the future, is accrued during the years that the employee renders the required service.

The guidance for compensation retirement benefits of ASC Topic 715 requires the recognition of the funded status of each defined pension benefit plan, retiree health care and other postretirement benefit plans on the Consolidated Statements of Financial Condition.

Stock-based compensation

The Corporation opted to use the fair value method of recording stock-based compensation as described in the guidance for employee share plans in ASC Subtopic 718-50.

Comprehensive income

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances, except those resulting from investments by owners and distributions to owners. Comprehensive income (loss) is separately presented in the Consolidated Statements of Comprehensive Income.

Net income per common share

Basic income per common share is computed by dividing net income adjusted for preferred stock dividends, including undeclared or unpaid dividends if cumulative, and charges or credits related to the extinguishment of preferred stock or induced conversions of preferred stock, by the weighted average number of common shares outstanding during the year. Diluted income per common share takes into consideration the weighted average common shares adjusted for the effect of stock options, restricted stock, performance shares and warrants, if any, using the treasury stock method.

Statement of cash flows

For purposes of reporting cash flows, cash includes cash on hand and amounts due from banks, including restricted cash.